Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2013
Cash And Cash Equivalents [Abstract]
Restricted Cash Maintained by the Company in the Form of Term Deposits

Restricted cash maintained by the Company in the form of term deposits is as follows:

	Years Ended December 31,
	2013	2012	2011
	A$	A$	A$
Financial covenant pursuant to the credit agreement	2,600,000	0	0
Letter of credit issued in favour of a supplier	575,000	575,000	575,000
Collateral for facilities	320,000	320,000	320,000

	3,495,000	895,000	895,000